Other Assets - Summary of Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Money held in escrow for:	$ 211	$ 1,070
Rental guarantees	561	95
Capitalized transaction costs		302
Prepaid assets	567	550
Total current Other Assets	1,339	2,017
Prepaid assets		143
Total non-current Other Assets		143
Payment Processing Service Agreements
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Money held in escrow for:		859
Requirements For Other Processors
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Money held in escrow for:	80	80
Credit Card Requirements
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Money held in escrow for:	$ 131	$ 131